UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® California Municipal
Income Fund

May 31, 2008

1.802197.104

CFL-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
California - 97.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 360
4.625% 8/1/17	405	379
5% 8/1/18	530	508
5% 8/1/19	555	525
5% 8/1/20	585	547
5% 8/1/23	1,940	1,763
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	762
0% 8/1/32 (FGIC Insured)	3,760	995
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,857
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,822
5% 12/1/20 (AMBAC Insured)	2,810	2,946
0% 6/15/17 (MBIA Insured)	2,310	1,551
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,943
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,633
5.5% 4/1/26 (FSA Insured)	1,000	1,014
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,181
Series C:
0% 9/1/19 (FSA Insured)	1,285	749
0% 9/1/22 (FSA Insured)	5,150	2,496
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,589
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,329
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,183
5% 8/1/17 (FGIC Insured)	5,030	5,271
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,923
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,161
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,310
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	$ 3,835	$ 2,126
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,252
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,182
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,893
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,017
0% 8/1/12 (AMBAC Insured)	2,800	2,404
0% 8/1/17 (AMBAC Insured)	1,000	661
0% 8/1/18 (AMBAC Insured)	2,000	1,243
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	849
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,050
5.5% 5/1/14 (AMBAC Insured)	7,935	8,628
5.5% 5/1/15 (AMBAC Insured)	8,400	9,101
6% 5/1/13	2,320	2,571
6% 5/1/14	7,500	8,276
6% 5/1/14 (MBIA Insured)	2,000	2,218
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	12,275	13,323
5% 7/1/15 (MBIA Insured)	7,500	8,141
5.25% 7/1/13	3,000	3,296
5.25% 7/1/14	3,540	3,921
Series 2008 B4, 5%, tender 7/1/10 (c)	5,000	5,247
Series 2008 B7, 5%, tender 7/1/11 (c)	5,000	5,314
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	515
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,577
5% 2/1/17	1,000	979
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,616
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	647
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,105
5.25% 9/1/26	7,910	8,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	$ 5,000	$ 5,033
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,126
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,192
Series 2005, 5.5% 6/1/28	275	280
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/26	215	224
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	86
5.75% 5/1/30	160	166
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	65
4.5% 8/1/30	4,395	4,170
4.5% 10/1/36	3,210	2,946
5% 2/1/11	3,000	3,152
5% 3/1/13	1,095	1,170
5% 3/1/15	3,050	3,268
5% 12/1/21	10,000	10,378
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,911
5% 2/1/23	1,095	1,120
5% 2/1/26 (AMBAC Insured)	1,500	1,525
5% 3/1/26	2,800	2,847
5% 6/1/26	4,300	4,366
5% 6/1/27 (AMBAC Insured)	2,800	2,878
5% 6/1/29	5,005	5,037
5% 2/1/31 (MBIA Insured)	2,800	2,838
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,006
5% 12/1/31 (MBIA Insured)	2,000	2,034
5% 9/1/32	4,200	4,211
5% 9/1/32	10,000	10,026
5% 10/1/32 (MBIA Insured)	1,000	1,013
5% 8/1/33	3,400	3,406
5% 9/1/33	10,000	10,014
5% 8/1/35	6,200	6,203
5% 9/1/35	4,400	4,403
5.125% 11/1/24	2,800	2,884
5.125% 2/1/26	2,800	2,867
5.25% 2/1/11	5,790	6,120
5.25% 3/1/11	1,405	1,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/12	$ 3,000	$ 3,206
5.25% 10/1/14	140	141
5.25% 2/1/15	2,315	2,484
5.25% 2/1/15 (MBIA Insured)	5,040	5,445
5.25% 2/1/16	7,500	8,019
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,194
5.25% 2/1/20	6,805	7,155
5.25% 2/1/22	2,020	2,110
5.25% 11/1/26	1,060	1,098
5.25% 2/1/27 (MBIA Insured)	5,490	5,661
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,237
5.25% 2/1/29	5,000	5,126
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,144
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,311
5.25% 12/1/33	105	107
5.25% 3/1/38	23,075	23,657
5.375% 4/1/15 (MBIA Insured)	35	38
5.5% 6/1/10	1,625	1,719
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,259
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	36,152
5.75% 10/1/10	7,325	7,840
5.75% 12/1/10	2,500	2,688
6% 4/1/18	2,545	2,917
6.75% 8/1/10	5,675	6,147
6.75% 8/1/12	1,100	1,240
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,237
Series 2008 H, 5.125% 7/1/22	3,000	3,032
Series 2008 L, 5.125% 7/1/22	3,000	3,035
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,569
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (c)	$ 6,200	$ 6,202
(Sutter Health Proj.) Series A:
5% 8/15/09	2,000	2,068
5% 8/15/14	3,870	4,135
5% 8/15/15	4,500	4,808
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,027	3,972
Series 1983 B, 0% 8/1/15	90	44
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	830	828
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,088
5.25% 2/1/32 (AMBAC Insured)	6,295	6,501
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,045
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,217
5% 12/1/27	1,080	1,092
5% 12/1/32	1,000	997
5% 10/1/33	7,235	7,400
5% 12/1/42	3,000	2,942
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,111
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,461
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,449
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	8,858
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,208
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,775
5% 6/1/14	2,000	2,134
5.25% 6/1/24	5,400	5,578
5.25% 6/1/25	5,000	5,150
5.25% 6/1/30	4,000	4,075
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	$ 1,825	$ 1,897
5% 11/1/21	2,020	2,089
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,928
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,299
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,776
Series A:
5.25% 6/1/12	2,485	2,653
5.5% 6/1/15	1,000	1,089
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,668
5% 11/1/16 (FGIC Insured)	2,000	2,173
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,168
5.5% 6/1/15 (MBIA Insured)	1,000	1,082
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,470
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,600
5.5% 6/1/17 (MBIA Insured)	4,775	5,236
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,396
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,944
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,025
5.125% 6/1/29	5,000	5,035
5.5% 6/1/19	2,000	2,139
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,175
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,511
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,643
(Univ. of California Research Proj.):
Series E:
5% 10/1/23	2,410	2,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series E:
5.25% 10/1/21	$ 2,900	$ 3,099
Series L, 5.25% 11/1/23 (MBIA Insured)	3,500	3,711
5% 11/1/25 (MBIA Insured)	5,165	5,310
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,593
Series 2005 H, 5% 6/1/16	5,000	5,284
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,838
Series 2005 K, 5% 11/1/17	5,625	5,912
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,396
5.5% 11/1/16 (AMBAC Insured)	1,500	1,631
5% 11/1/16 (FSA Insured)	1,000	1,111
5% 11/1/17 (FSA Insured)	1,225	1,360
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,886
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,401
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,947
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,877
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,020	12,336
Series G, 5.25% 7/1/12	900	929
5.25% 7/1/13	1,475	1,527
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,042
(Kaiser Permanente Health Sys. Proj.):
Series B, 2.587% 4/1/36 (c)	6,500	4,716
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,767
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,845
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,065
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,437
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
5% 11/15/43 (MBIA Insured)	$ 4,125	$ 4,127
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,658
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	306
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,005
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,244
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,684
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	1,050
5% 11/1/25 (AMBAC Insured)	3,820	3,995
5% 11/1/33 (AMBAC Insured)	5,000	5,120
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,305
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,253
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,684
5.5% 7/1/15 (MBIA Insured)	2,685	2,934
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,396
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,771
5% 8/1/22 (FSA Insured)	1,470	1,555
5% 8/1/25 (FSA Insured)	1,435	1,499
5% 8/1/26 (FSA Insured)	2,000	2,082
5% 8/1/27 (FSA Insured)	1,785	1,851
5% 8/1/31 (FSA Insured)	5,000	5,125
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,697
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,123
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,257
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,937
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev.: - continued
5% 9/1/12 (AMBAC Insured)	$ 625	$ 668
5% 9/1/13 (AMBAC Insured)	655	706
5% 9/1/14 (AMBAC Insured)	690	746
5% 9/1/15 (AMBAC Insured)	725	785
5% 9/1/18 (AMBAC Insured)	835	880
5% 9/1/20 (AMBAC Insured)	925	965
5% 9/1/22 (AMBAC Insured)	1,020	1,048
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,832
5% 4/1/12	4,210	4,282
5% 4/1/13	1,830	1,859
5.25% 4/1/09	1,600	1,630
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	20,260
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,682
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,561
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,932
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	719
0% 10/1/25 (AMBAC Insured)	1,665	677
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	941
0% 8/1/21 (MBIA Insured)	1,000	526
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,548
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	2,041
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,193
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	2,299
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	709
Foothill-De Anza Cmnty. College District:
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	2,230
0% 8/1/15 (MBIA Insured)	2,430	1,837
0% 8/1/19 (MBIA Insured)	5,365	3,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,670
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	14,574
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	676
5% 1/1/35 (MBIA Insured)	24,070	23,380
0% 1/15/27 (a)	4,000	3,566
0% 1/15/27 (MBIA Insured) (a)	4,500	4,462
0% 1/15/29 (a)	4,000	3,659
5% 1/15/16 (MBIA Insured)	5,860	6,008
5.75% 1/15/40	8,155	7,912
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	975
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,320
5.75% 7/1/30 (MBIA Insured)	1,000	1,055
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	2,645	2,770
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,061
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (e)	2,120	2,120
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,319
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,353
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,621
Series A:
5% 6/1/45	13,425	12,352
5% 6/1/45 (FGIC Insured)	2,800	2,609
Series A1:
5% 6/1/11	1,500	1,502
5% 6/1/12	1,400	1,390
5% 6/1/13	1,000	983
5% 6/1/14	2,000	1,938
5% 6/1/15	1,000	962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A1:
5% 6/1/33	$ 3,000	$ 2,489
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,808
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	8,300	9,074
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,726
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,557
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	626
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,464
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,504
5.25% 11/15/21	3,790	3,757
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,553
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,042
5% 5/15/14 (FGIC Insured) (d)	2,000	2,096
5% 5/15/15 (FGIC Insured) (d)	1,000	1,056
5% 5/15/22 (MBIA Insured) (d)	2,735	2,778
6% 5/15/10 (FGIC Insured) (d)	1,000	1,052
6% 5/15/12 (FGIC Insured) (d)	3,500	3,781
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,480
5% 8/1/20 (FGIC Insured)	2,415	2,595
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,837
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,833
(Disney Parking Proj.):
0% 3/1/10	2,000	1,902
0% 3/1/11	1,950	1,783
0% 3/1/12	2,180	1,905
0% 3/1/13	6,490	5,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 3,013
0% 3/1/18	3,000	1,901
0% 3/1/19	3,200	1,898
0% 3/1/20	1,000	562
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,149
5.375% 9/1/17 (FSA Insured)	1,095	1,203
5.375% 9/1/18 (FSA Insured)	1,155	1,262
5.375% 9/1/19 (FSA Insured)	1,210	1,315
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,813
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,079
5% 5/15/18 (MBIA Insured) (d)	1,410	1,434
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,049
5.25% 5/15/19 (FGIC Insured)	3,000	3,128
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,126
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,398
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,104
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,167
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,532
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,038
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,748
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,576
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,921
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,217
Series E, 5.5% 7/1/14 (MBIA Insured)	4,300	4,660
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,644
5% 7/1/19 (FSA Insured)	7,360	7,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 2,095	$ 2,464
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	946
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,507
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	539
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,279
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,039
0% 8/1/25 (FGIC Insured)	2,800	1,149
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,656
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,618
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,343
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,128
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	617
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	637
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,785
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	539
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,230
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,221
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,380
12% 8/1/17 (FSA Insured)	1,000	1,634
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,631
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series C:
5% 9/1/17 (AMBAC Insured)	$ 2,735	$ 2,910
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series 2007 A, 5% 7/1/11	2,300	2,358
2.257% 7/1/13 (c)	9,000	8,165
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,106
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,913
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,057
Oakland Joint Powers Fing. Auth. Series A1:
4% 1/1/12 (Assured Guaranty Corp. Insured)	1,890	1,954
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,149
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,094
5.5% 9/1/17 (FGIC Insured)	3,000	3,162
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,063
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,549
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,769
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,291
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,044
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,828
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,890
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,174
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,062
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,656
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,116
0% 8/1/21 (FGIC Insured)	1,000	523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	$ 1,825	$ 1,823
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,134
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,340
5.75% 11/1/15 (FGIC Insured) (d)	4,030	4,115
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,929
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,333
5% 11/1/16 (MBIA Insured) (d)	2,885	2,967
5% 11/1/17 (MBIA Insured) (d)	2,185	2,229
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,469
5% 11/1/15 (MBIA Insured) (d)	5,850	6,006
5% 11/1/17 (MBIA Insured) (d)	3,355	3,413
5% 11/1/18 (MBIA Insured) (d)	2,740	2,773
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,505
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,481
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,675
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,928
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,119
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,941
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,112
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,211
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (b)(c)	3,300	3,364
5%, tender 12/1/09 (b)(c)	3,300	3,412
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	587
0% 8/1/25 (FGIC Insured)	2,725	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
0% 8/1/26 (FGIC Insured)	$ 1,365	$ 518
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	716
0% 8/1/27 (FGIC Insured)	1,940	704
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,177
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,722
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,585
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,048
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,893
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,760
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,873
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
0% 8/1/17 (FSA Insured)	3,395	2,285
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,400
5% 11/15/16 (AMBAC Insured)	2,000	2,158
5% 11/15/17 (AMBAC Insured)	2,000	2,133
5% 11/15/18 (AMBAC Insured)	2,000	2,116
5.25% 10/1/11	1,705	1,806
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,300
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,117
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,680
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,683
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,638
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,071
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,566
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,660
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,372
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,018
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,871
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,388
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,054
0% 8/1/10 (FGIC Insured)	1,085	1,018
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	3,080	3,235
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,856
5% 11/15/21 (MBIA Insured)	3,645	3,753
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,011
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,137
0% 1/15/12 (MBIA Insured)	7,000	6,114
0% 1/15/15 (MBIA Insured)	5,000	3,730
0% 1/15/20 (MBIA Insured)	3,765	2,039
0% 1/15/31 (MBIA Insured)	5,000	1,308
5.5% 1/15/28	1,060	978
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,905
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,042
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,585
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,391
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,814
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 1,035
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,506
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,913
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	920
0% 9/1/25 (FGIC Insured)	1,490	609
0% 9/1/26 (FGIC Insured)	1,500	577
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,190
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,983
Series C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,329
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,158
Santa Rosa Wastewtr. Rev.:
(Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,212
0% 9/1/22 (AMBAC Insured)	2,900	1,406
Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	2,755
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,101
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	383
0% 5/1/28 (MBIA Insured)	3,340	1,110
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,417
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,515
6.75% 7/1/11	6,500	7,180
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	906
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,369
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	14,200	15,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	$ 2,015	$ 1,814
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,095
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,388
6% 6/1/22	1,100	1,158
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,381
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	622
0% 9/1/21 (FGIC Insured)	2,995	1,549
Univ. of California Revs.:
(Ltd. Proj.):
Series B:
5% 5/15/20 (FSA Insured)	2,800	2,958
5% 5/15/33 (FSA Insured)	1,000	1,024
Series D, 5% 5/15/25 (FGIC Insured)	4,250	4,421
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	841
5.5% 5/15/24 (AMBAC Insured)	370	395
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (e)	630	697
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,540
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,000
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,115
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,263
5% 5/15/17 (FSA Insured)	4,000	4,283
5.25% 5/15/16 (AMBAC Insured)	5,000	5,378
Series C, 4.75% 5/15/37 (MBIA Insured)	3,630	3,563
Series K, 5% 5/15/22	6,455	6,787
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,517
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,030
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,025	1,122
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,109
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,530
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	$ 2,120	$ 2,235
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	864
0% 8/1/31 (FGIC Insured)	2,715	769
0% 8/1/32 (FGIC Insured)	1,315	352
5.25% 8/1/16 (FGIC Insured)	1,000	1,076
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,463
5% 7/1/25	1,665	1,648
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,362
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,081
		1,698,043
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,105
5.875% 7/1/35	1,875	1,871
		2,976
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	6,431
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	3,993
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,275
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,422
0% 8/1/54 (AMBAC Insured)	9,500	643
		19,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,302
		1,868
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,707,231)	1,722,651
NET OTHER ASSETS - 0.9%	15,197
NET ASSETS - 100%	$ 1,737,848
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,540,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,722,651	$ -	$ 1,722,651	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,705,883,000. Net unrealized appreciation aggregated $16,768,000, of which $41,175,000 related to appreciated investment securities and $24,407,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.819030.103

ASCM-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
California - 97.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 360
4.625% 8/1/17	405	379
5% 8/1/18	530	508
5% 8/1/19	555	525
5% 8/1/20	585	547
5% 8/1/23	1,940	1,763
ABC Unified School District Series C:
0% 8/1/31 (FGIC Insured)	2,720	762
0% 8/1/32 (FGIC Insured)	3,760	995
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,857
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,822
5% 12/1/20 (AMBAC Insured)	2,810	2,946
0% 6/15/17 (MBIA Insured)	2,310	1,551
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,943
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,633
5.5% 4/1/26 (FSA Insured)	1,000	1,014
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,181
Series C:
0% 9/1/19 (FSA Insured)	1,285	749
0% 9/1/22 (FSA Insured)	5,150	2,496
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,589
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,329
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,183
5% 8/1/17 (FGIC Insured)	5,030	5,271
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,923
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,161
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,310
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	$ 3,835	$ 2,126
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,252
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,182
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,893
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,017
0% 8/1/12 (AMBAC Insured)	2,800	2,404
0% 8/1/17 (AMBAC Insured)	1,000	661
0% 8/1/18 (AMBAC Insured)	2,000	1,243
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	849
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,050
5.5% 5/1/14 (AMBAC Insured)	7,935	8,628
5.5% 5/1/15 (AMBAC Insured)	8,400	9,101
6% 5/1/13	2,320	2,571
6% 5/1/14	7,500	8,276
6% 5/1/14 (MBIA Insured)	2,000	2,218
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	12,275	13,323
5% 7/1/15 (MBIA Insured)	7,500	8,141
5.25% 7/1/13	3,000	3,296
5.25% 7/1/14	3,540	3,921
Series 2008 B4, 5%, tender 7/1/10 (c)	5,000	5,247
Series 2008 B7, 5%, tender 7/1/11 (c)	5,000	5,314
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	515
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,577
5% 2/1/17	1,000	979
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,616
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	647
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,105
5.25% 9/1/26	7,910	8,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Stanford Univ. Proj.) Series O, 5.125% 1/1/31	$ 5,000	$ 5,033
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,126
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,192
Series 2005, 5.5% 6/1/28	275	280
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/26	215	224
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	80	86
5.75% 5/1/30	160	166
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	60	65
4.5% 8/1/30	4,395	4,170
4.5% 10/1/36	3,210	2,946
5% 2/1/11	3,000	3,152
5% 3/1/13	1,095	1,170
5% 3/1/15	3,050	3,268
5% 12/1/21	10,000	10,378
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,911
5% 2/1/23	1,095	1,120
5% 2/1/26 (AMBAC Insured)	1,500	1,525
5% 3/1/26	2,800	2,847
5% 6/1/26	4,300	4,366
5% 6/1/27 (AMBAC Insured)	2,800	2,878
5% 6/1/29	5,005	5,037
5% 2/1/31 (MBIA Insured)	2,800	2,838
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,006
5% 12/1/31 (MBIA Insured)	2,000	2,034
5% 9/1/32	4,200	4,211
5% 9/1/32	10,000	10,026
5% 10/1/32 (MBIA Insured)	1,000	1,013
5% 8/1/33	3,400	3,406
5% 9/1/33	10,000	10,014
5% 8/1/35	6,200	6,203
5% 9/1/35	4,400	4,403
5.125% 11/1/24	2,800	2,884
5.125% 2/1/26	2,800	2,867
5.25% 2/1/11	5,790	6,120
5.25% 3/1/11	1,405	1,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/12	$ 3,000	$ 3,206
5.25% 10/1/14	140	141
5.25% 2/1/15	2,315	2,484
5.25% 2/1/15 (MBIA Insured)	5,040	5,445
5.25% 2/1/16	7,500	8,019
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,194
5.25% 2/1/20	6,805	7,155
5.25% 2/1/22	2,020	2,110
5.25% 11/1/26	1,060	1,098
5.25% 2/1/27 (MBIA Insured)	5,490	5,661
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,237
5.25% 2/1/29	5,000	5,126
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,144
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,311
5.25% 12/1/33	105	107
5.25% 3/1/38	23,075	23,657
5.375% 4/1/15 (MBIA Insured)	35	38
5.5% 6/1/10	1,625	1,719
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,259
5.5% 5/1/13 (MBIA Insured)	100	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	26
5.5% 11/1/33	34,870	36,152
5.75% 10/1/10	7,325	7,840
5.75% 12/1/10	2,500	2,688
6% 4/1/18	2,545	2,917
6.75% 8/1/10	5,675	6,147
6.75% 8/1/12	1,100	1,240
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,237
Series 2008 H, 5.125% 7/1/22	3,000	3,032
Series 2008 L, 5.125% 7/1/22	3,000	3,035
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,569
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (c)	$ 6,200	$ 6,202
(Sutter Health Proj.) Series A:
5% 8/15/09	2,000	2,068
5% 8/15/14	3,870	4,135
5% 8/15/15	4,500	4,808
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,027	3,972
Series 1983 B, 0% 8/1/15	90	44
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	830	828
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,088
5.25% 2/1/32 (AMBAC Insured)	6,295	6,501
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,045
Series C, 3.9%, tender 12/1/11 (c)	2,150	2,217
5% 12/1/27	1,080	1,092
5% 12/1/32	1,000	997
5% 10/1/33	7,235	7,400
5% 12/1/42	3,000	2,942
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,111
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (d)	4,335	4,461
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,449
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	9,000	8,858
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,208
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,775
5% 6/1/14	2,000	2,134
5.25% 6/1/24	5,400	5,578
5.25% 6/1/25	5,000	5,150
5.25% 6/1/30	4,000	4,075
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	$ 1,825	$ 1,897
5% 11/1/21	2,020	2,089
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,928
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,299
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,776
Series A:
5.25% 6/1/12	2,485	2,653
5.5% 6/1/15	1,000	1,089
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,668
5% 11/1/16 (FGIC Insured)	2,000	2,173
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,168
5.5% 6/1/15 (MBIA Insured)	1,000	1,082
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,470
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,600
5.5% 6/1/17 (MBIA Insured)	4,775	5,236
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,396
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,944
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,025
5.125% 6/1/29	5,000	5,035
5.5% 6/1/19	2,000	2,139
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,175
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/20 (FGIC Insured)	3,335	3,511
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,643
(Univ. of California Research Proj.):
Series E:
5% 10/1/23	2,410	2,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series E:
5.25% 10/1/21	$ 2,900	$ 3,099
Series L, 5.25% 11/1/23 (MBIA Insured)	3,500	3,711
5% 11/1/25 (MBIA Insured)	5,165	5,310
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	2,545	2,593
Series 2005 H, 5% 6/1/16	5,000	5,284
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,838
Series 2005 K, 5% 11/1/17	5,625	5,912
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,396
5.5% 11/1/16 (AMBAC Insured)	1,500	1,631
5% 11/1/16 (FSA Insured)	1,000	1,111
5% 11/1/17 (FSA Insured)	1,225	1,360
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,886
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,401
California Statewide Communities Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,947
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,877
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,020	12,336
Series G, 5.25% 7/1/12	900	929
5.25% 7/1/13	1,475	1,527
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,042
(Kaiser Permanente Health Sys. Proj.):
Series B, 2.587% 4/1/36 (c)	6,500	4,716
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,767
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,845
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,065
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,437
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
5% 11/15/43 (MBIA Insured)	$ 4,125	$ 4,127
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,450	1,658
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (e)	300	306
6% 7/1/09 (Escrowed to Maturity) (e)	985	1,005
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,244
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,684
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series A:
5% 11/1/24 (AMBAC Insured)	1,000	1,050
5% 11/1/25 (AMBAC Insured)	3,820	3,995
5% 11/1/33 (AMBAC Insured)	5,000	5,120
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,305
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,253
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,684
5.5% 7/1/15 (MBIA Insured)	2,685	2,934
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,396
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,771
5% 8/1/22 (FSA Insured)	1,470	1,555
5% 8/1/25 (FSA Insured)	1,435	1,499
5% 8/1/26 (FSA Insured)	2,000	2,082
5% 8/1/27 (FSA Insured)	1,785	1,851
5% 8/1/31 (FSA Insured)	5,000	5,125
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	5,600	5,697
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,123
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,257
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,937
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	631
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev.: - continued
5% 9/1/12 (AMBAC Insured)	$ 625	$ 668
5% 9/1/13 (AMBAC Insured)	655	706
5% 9/1/14 (AMBAC Insured)	690	746
5% 9/1/15 (AMBAC Insured)	725	785
5% 9/1/18 (AMBAC Insured)	835	880
5% 9/1/20 (AMBAC Insured)	925	965
5% 9/1/22 (AMBAC Insured)	1,020	1,048
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,832
5% 4/1/12	4,210	4,282
5% 4/1/13	1,830	1,859
5.25% 4/1/09	1,600	1,630
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	19,850	20,260
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,682
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,561
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,932
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	719
0% 10/1/25 (AMBAC Insured)	1,665	677
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	941
0% 8/1/21 (MBIA Insured)	1,000	526
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,548
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	2,041
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,193
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CIFG North America Insured)	2,500	2,299
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	709
Foothill-De Anza Cmnty. College District:
Series 1999 B, 0% 8/1/24 (FGIC Insured)	5,000	2,230
0% 8/1/15 (MBIA Insured)	2,430	1,837
0% 8/1/19 (MBIA Insured)	5,365	3,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District: - continued
0% 8/1/20 (MBIA Insured)	$ 6,425	$ 3,670
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	14,574
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	676
5% 1/1/35 (MBIA Insured)	24,070	23,380
0% 1/15/27 (a)	4,000	3,566
0% 1/15/27 (MBIA Insured) (a)	4,500	4,462
0% 1/15/29 (a)	4,000	3,659
5% 1/15/16 (MBIA Insured)	5,860	6,008
5.75% 1/15/40	8,155	7,912
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	975
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,320
5.75% 7/1/30 (MBIA Insured)	1,000	1,055
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20 (AMBAC Insured)	2,645	2,770
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,061
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (e)	2,120	2,120
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (e)	2,900	3,319
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,353
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (e)	1,475	1,621
Series A:
5% 6/1/45	13,425	12,352
5% 6/1/45 (FGIC Insured)	2,800	2,609
Series A1:
5% 6/1/11	1,500	1,502
5% 6/1/12	1,400	1,390
5% 6/1/13	1,000	983
5% 6/1/14	2,000	1,938
5% 6/1/15	1,000	962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A1:
5% 6/1/33	$ 3,000	$ 2,489
Series B:
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,808
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	8,300	9,074
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,726
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,557
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	626
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,464
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,504
5.25% 11/15/21	3,790	3,757
Long Beach Hbr. Rev.:
Series 2000 A, 5.25% 5/15/23 (FGIC Insured) (d)	6,505	6,553
Series A:
5% 5/15/11 (MBIA Insured) (d)	1,000	1,042
5% 5/15/14 (FGIC Insured) (d)	2,000	2,096
5% 5/15/15 (FGIC Insured) (d)	1,000	1,056
5% 5/15/22 (MBIA Insured) (d)	2,735	2,778
6% 5/15/10 (FGIC Insured) (d)	1,000	1,052
6% 5/15/12 (FGIC Insured) (d)	3,500	3,781
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,480
5% 8/1/20 (FGIC Insured)	2,415	2,595
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,837
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,833
(Disney Parking Proj.):
0% 3/1/10	2,000	1,902
0% 3/1/11	1,950	1,783
0% 3/1/12	2,180	1,905
0% 3/1/13	6,490	5,401
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 9/1/14 (AMBAC Insured)	$ 3,860	$ 3,013
0% 3/1/18	3,000	1,901
0% 3/1/19	3,200	1,898
0% 3/1/20	1,000	562
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,149
5.375% 9/1/17 (FSA Insured)	1,095	1,203
5.375% 9/1/18 (FSA Insured)	1,155	1,262
5.375% 9/1/19 (FSA Insured)	1,210	1,315
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,813
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (d)	3,990	4,079
5% 5/15/18 (MBIA Insured) (d)	1,410	1,434
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,049
5.25% 5/15/19 (FGIC Insured)	3,000	3,128
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,126
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,398
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,104
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,167
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,532
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,038
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,748
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,576
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,265	14,921
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,217
Series E, 5.5% 7/1/14 (MBIA Insured)	4,300	4,660
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,644
5% 7/1/19 (FSA Insured)	7,360	7,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	$ 2,095	$ 2,464
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	946
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,507
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	539
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,279
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,039
0% 8/1/25 (FGIC Insured)	2,800	1,149
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,656
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,618
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,343
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,128
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	617
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	637
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,785
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	539
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,230
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,221
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,380
12% 8/1/17 (FSA Insured)	1,000	1,634
North City West School Facilities Fing. Auth. Spl. Tax:
Series B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,631
Series C:
5% 9/1/16 (AMBAC Insured)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series C:
5% 9/1/17 (AMBAC Insured)	$ 2,735	$ 2,910
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series 2007 A, 5% 7/1/11	2,300	2,358
2.257% 7/1/13 (c)	9,000	8,165
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,106
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,913
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,057
Oakland Joint Powers Fing. Auth. Series A1:
4% 1/1/12 (Assured Guaranty Corp. Insured)	1,890	1,954
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,149
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,094
5.5% 9/1/17 (FGIC Insured)	3,000	3,162
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	3,063
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,549
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,769
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,291
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,044
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,828
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,890
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,174
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,062
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,656
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,116
0% 8/1/21 (FGIC Insured)	1,000	523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	$ 1,825	$ 1,823
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,134
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (FGIC Insured) (d)	5,285	5,340
5.75% 11/1/15 (FGIC Insured) (d)	4,030	4,115
Series 2002 N, 5% 11/1/12 (MBIA Insured) (d)	2,800	2,929
Series A:
5% 11/1/14 (MBIA Insured) (d)	10,910	11,333
5% 11/1/16 (MBIA Insured) (d)	2,885	2,967
5% 11/1/17 (MBIA Insured) (d)	2,185	2,229
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,469
5% 11/1/15 (MBIA Insured) (d)	5,850	6,006
5% 11/1/17 (MBIA Insured) (d)	3,355	3,413
5% 11/1/18 (MBIA Insured) (d)	2,740	2,773
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (c)	4,800	4,505
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (MBIA Insured)	3,500	3,481
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,675
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,928
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,119
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,941
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,112
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,211
Riverside County Trans. Commission Sales Tax Rev.:
4%, tender 12/1/09 (b)(c)	3,300	3,364
5%, tender 12/1/09 (b)(c)	3,300	3,412
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	587
0% 8/1/25 (FGIC Insured)	2,725	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
0% 8/1/26 (FGIC Insured)	$ 1,365	$ 518
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	716
0% 8/1/27 (FGIC Insured)	1,940	704
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,177
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,722
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,585
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,048
Series R, 5% 8/15/33 (MBIA Insured)	6,825	6,893
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,760
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,873
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
0% 8/1/17 (FSA Insured)	3,395	2,285
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,400
5% 11/15/16 (AMBAC Insured)	2,000	2,158
5% 11/15/17 (AMBAC Insured)	2,000	2,133
5% 11/15/18 (AMBAC Insured)	2,000	2,116
5.25% 10/1/11	1,705	1,806
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,300
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,117
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,680
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,683
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,638
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	6,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	$ 6,000	$ 6,071
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,566
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,660
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,372
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,018
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	6,871
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,388
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,054
0% 8/1/10 (FGIC Insured)	1,085	1,018
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	3,080	3,235
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,856
5% 11/15/21 (MBIA Insured)	3,645	3,753
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,011
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,137
0% 1/15/12 (MBIA Insured)	7,000	6,114
0% 1/15/15 (MBIA Insured)	5,000	3,730
0% 1/15/20 (MBIA Insured)	3,765	2,039
0% 1/15/31 (MBIA Insured)	5,000	1,308
5.5% 1/15/28	1,060	978
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,905
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,042
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,585
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,391
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,814
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	$ 1,000	$ 1,035
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,506
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,913
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	920
0% 9/1/25 (FGIC Insured)	1,490	609
0% 9/1/26 (FGIC Insured)	1,500	577
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,190
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.):
Series B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,983
Series C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,329
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,158
Santa Rosa Wastewtr. Rev.:
(Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,212
0% 9/1/22 (AMBAC Insured)	2,900	1,406
Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	2,755
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,101
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	383
0% 5/1/28 (MBIA Insured)	3,340	1,110
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,417
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,515
6.75% 7/1/11	6,500	7,180
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (FGIC Insured)	2,495	906
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,369
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	14,200	15,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	$ 2,015	$ 1,814
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,095
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,388
6% 6/1/22	1,100	1,158
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,381
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	622
0% 9/1/21 (FGIC Insured)	2,995	1,549
Univ. of California Revs.:
(Ltd. Proj.):
Series B:
5% 5/15/20 (FSA Insured)	2,800	2,958
5% 5/15/33 (FSA Insured)	1,000	1,024
Series D, 5% 5/15/25 (FGIC Insured)	4,250	4,421
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	841
5.5% 5/15/24 (AMBAC Insured)	370	395
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (e)	630	697
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	20,787	21,540
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,000
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,115
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,263
5% 5/15/17 (FSA Insured)	4,000	4,283
5.25% 5/15/16 (AMBAC Insured)	5,000	5,378
Series C, 4.75% 5/15/37 (MBIA Insured)	3,630	3,563
Series K, 5% 5/15/22	6,455	6,787
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	8,500	8,517
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,030
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,025	1,122
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,109
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,530
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured)	$ 2,120	$ 2,235
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	864
0% 8/1/31 (FGIC Insured)	2,715	769
0% 8/1/32 (FGIC Insured)	1,315	352
5.25% 8/1/16 (FGIC Insured)	1,000	1,076
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,463
5% 7/1/25	1,665	1,648
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (c)	4,300	4,362
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,081
		1,698,043
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,105
5.875% 7/1/35	1,875	1,871
		2,976
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	6,431
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.474% 7/1/21 (FGIC Insured) (c)	4,600	3,993
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,275
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,422
0% 8/1/54 (AMBAC Insured)	9,500	643
		19,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 566
5.25% 10/1/15	1,255	1,302
		1,868
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,707,231)	1,722,651
NET OTHER ASSETS - 0.9%	15,197
NET ASSETS - 100%	$ 1,737,848
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,540,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 20,787
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,722,651	$ -	$ 1,722,651	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,705,883,000. Net unrealized appreciation aggregated $16,768,000, of which $41,175,000 related to appreciated investment securities and $24,407,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® California
Short-Intermediate Tax-Free
Bond Fund

May 31, 2008

1.832123.102

CSI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.2%
	Principal Amount	Value
California - 86.4%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 211,867
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	176,275
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,884
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,046,170
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	168,166
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,029,820
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	256,299
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,078
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,296,246
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	183,246
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	138,823
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	355,000	375,796
5% 2/1/12 (FGIC Insured)	100,000	106,913
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	81,941
Series Q, 6% 12/1/09	40,000	42,310
Series T, 5.5% 12/1/08	95,000	96,783
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	59,453
5.5% 5/1/09 (MBIA Insured)	55,000	56,840
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,125,590
5.5% 5/1/12 (MBIA Insured)	85,000	92,485
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	3,025,000	3,350,067
Series 2005 A, 5.5% 5/1/11	45,000	48,240
Series A:
5% 5/1/09 (MBIA Insured)	75,000	77,172
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,213,974
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/09 (MBIA Insured)	$ 255,000	$ 262,956
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,824,043
5.25% 5/1/11 (FSA Insured)	1,000,000	1,069,390
5.25% 5/1/12 (FSA Insured)	605,000	655,064
5.25% 5/1/12 (MBIA Insured)	135,000	145,396
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	5,000,000	5,504,550
5.5% 5/1/10	220,000	232,980
5.5% 5/1/13 (AMBAC Insured)	615,000	670,805
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,000,000	4,466,600
6% 5/1/13	460,000	509,758
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	123,532
5.5% 12/1/09 (AMBAC Insured)	100,000	105,043
California Econ. Recovery:
Series 2004 A:
5% 7/1/09	705,000	727,144
5% 7/1/10 (MBIA Insured)	350,000	368,379
5% 7/1/12 (MBIA Insured)	585,000	629,782
5% 7/1/15	525,000	569,840
5.25% 1/1/11	1,155,000	1,227,765
5.25% 7/1/12	1,215,000	1,319,587
5.25% 7/1/12 (FGIC Insured)	215,000	233,077
5.25% 7/1/13	605,000	664,738
5.25% 7/1/13 (MBIA Insured)	2,640,000	2,900,674
Series 2008 A, 5% 7/1/09	1,300,000	1,340,833
Series 2008 B4, 5%, tender 7/1/10 (b)	1,500,000	1,574,100
Series 2008 B7, 5%, tender 7/1/11 (b)	1,000,000	1,062,850
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,275,892
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,000,000	3,294,390
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	41,072
Series AT, 9.75% 2/1/09	10,000	10,500
0% 4/1/11	15,000	13,717
4% 8/1/13	1,000,000	1,026,700
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	21,000
4.75% 9/1/08	100,000	100,692
5% 3/1/09	150,000	153,336
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/09	$ 65,000	$ 66,446
5% 2/1/10	175,000	182,173
5% 2/1/10	115,000	119,714
5% 2/1/10	100,000	104,099
5% 3/1/10	65,000	67,796
5% 6/1/10	75,000	78,606
5% 2/1/11	1,050,000	1,103,235
5% 2/1/11	1,000,000	1,050,700
5% 5/1/11	95,000	100,224
5% 6/1/11 (MBIA Insured)	60,000	63,674
5% 9/1/11	2,085,000	2,211,476
5% 2/1/12	260,000	275,379
5% 2/1/12	120,000	127,098
5% 2/1/12	60,000	63,549
5% 3/1/12	1,425,000	1,510,571
5% 4/1/12	125,000	132,664
5% 10/1/12	2,000,000	2,135,900
5% 2/1/13	55,000	58,710
5% 2/1/13	175,000	186,806
5% 3/1/13	875,000	934,999
5% 6/1/13	1,000,000	1,071,940
5% 10/1/13	50,000	53,253
5% 11/1/13	1,000,000	1,076,360
5% 8/1/14	1,000,000	1,073,240
5.25% 10/1/12	110,000	118,575
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	84,914
5.25% 10/1/13	185,000	201,158
5.25% 2/1/14 (FSA Insured)	270,000	295,712
5.25% 2/1/15	40,000	42,924
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	80,155
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,428
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	37,203
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	48,276
5.5% 6/1/10	70,000	74,041
5.5% 4/1/11	45,000	48,011
5.75% 10/1/10	60,000	64,221
5.75% 10/1/10	100,000	107,035
5.75% 2/1/11 (FGIC Insured)	20,000	21,447
5.75% 10/1/11	170,000	184,513
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.75% 11/1/11	$ 100,000	$ 108,742
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	80,244
6% 2/1/09	185,000	189,860
6% 9/1/09	110,000	115,144
6% 10/1/09 (FGIC Insured)	40,000	41,930
6.25% 9/1/09	85,000	89,233
6.25% 9/1/12	470,000	514,283
6.6% 2/1/09 (AMBAC Insured)	210,000	216,476
7% 2/1/09	35,000	36,147
7% 10/1/09	10,000	10,622
10% 9/1/09	85,000	93,004
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 G, 5% 7/1/09	635,000	653,777
Series 2008 H, 5.125% 7/1/22	1,000,000	1,010,640
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	103,184
5% 11/15/14	50,000	52,845
(Stanford Hosp. Proj.) Series 2008 A3, 3.5%, tender 6/15/11 (b)	1,800,000	1,800,504
(Sutter Health Proj.) Series A:
5% 8/15/09	1,000,000	1,034,080
5% 8/15/12	2,000,000	2,129,720
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (c)	135,000	144,638
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,621
Series A, 3.9%, tender 12/1/11 (b)	2,325,000	2,397,773
Series C, 3.9%, tender 12/1/11 (b)	1,745,000	1,799,619
4% 12/1/09	100,000	101,829
4% 12/1/10	100,000	103,137
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	85,882
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.):
4.5% 4/1/13	365,000	379,414
5% 4/1/14	200,000	213,178
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	131,553
5.25% 6/1/12	55,000	58,726
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.):
Series A:
5.25% 6/1/14	$ 70,000	$ 75,627
5% 6/1/10	550,000	573,172
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13	165,000	169,110
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,075
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	106,217
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	500,000
5.5% 6/1/14	100,000	108,664
5.5% 6/1/14 (MBIA Insured)	50,000	55,352
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	161,790
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,556
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	140,345
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,577
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	343,345
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,004,012
(Judicial Council Proj.) Series 2007 G:
3.7% 11/1/12	110,000	111,563
3.75% 11/1/13	665,000	673,439
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	217,506
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,832
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	271,302
Series A, 5.5% 6/1/14	155,000	169,117
Series B:
5.55% 6/1/10	100,000	106,191
5.55% 6/1/10 (MBIA Insured)	250,000	264,225
Series 2007 F, 4% 11/1/12	110,000	113,133
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	43,068
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,760
5% 11/1/10 (FSA Insured)	1,005,000	1,068,446
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	$ 35,000	$ 39,352
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	990,030
Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	1,980,060
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,060,574
5% 7/1/10	1,545,000	1,571,420
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (b)	375,000	380,171
Series B, 2.587% 4/1/36 (b)	1,000,000	725,470
Series I, 3.45%, tender 5/1/11 (b)	1,000,000	1,006,040
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	448,066
(St. Joseph Health Proj.) Series F, 5% 7/1/14 (FSA Insured)	1,500,000	1,619,580
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	975,000	1,114,864
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,505
5% 10/1/13 (FSA Insured)	40,000	43,723
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	330,000	351,232
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,824
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,150,911
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,055
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	75,431
5% 8/1/12 (FGIC Insured)	20,000	21,479
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,866
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B: - continued
5% 6/1/10 (MBIA Insured)	$ 2,000,000	$ 2,100,540
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	205,884
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	557,863
5% 9/1/10 (AMBAC Insured)	565,000	592,555
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	60,000	60,600
East Bay Muni. Util. District Wtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	135,000	136,350
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	48,182
5% 8/1/12 (FSA Insured)	55,000	59,514
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,721
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (c)	50,000	51,006
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	246,970
4% 5/1/12 (CIFG North America Insured)	300,000	308,856
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,069,440
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,094
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	92,356
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	104,815
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	195,000	195,000
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,570,000	2,955,834
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	829,653
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	130,000	130,000
Series A1, 5% 6/1/11	1,000,000	1,001,370
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 775,000	$ 829,653
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	219,457
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	63,092
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,166,631
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	2,110,000	2,306,779
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,093,260
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	121,424
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	192,316
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	1,830,000	2,011,079
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured) (a)	2,915,000	3,142,399
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	511,405
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	54,215
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	184,746
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	80,966
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	51,629
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	87,146
(Disney Parking Proj.) 0% 3/1/14	20,000	15,852
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	38,220
Second Series 1999 A, 6% 7/1/09	200,000	208,354
Series 2005 B, 5% 7/1/09	45,000	46,462
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	111,682
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	$ 35,000	$ 37,407
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	113,676
5% 10/1/14 (FSA Insured)	25,000	27,482
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,690
Series B, 5% 5/15/14 (MBIA Insured)	165,000	178,827
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	128,602
Series A1:
5% 7/1/08	85,000	85,205
5% 7/1/12 (MBIA Insured)	25,000	26,864
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	186,514
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,703
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,289
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	64,505
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,433
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,557
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	27,116
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	85,442
Series A:
5% 7/1/13 (MBIA Insured)	25,000	27,116
6% 7/1/14 (FGIC Insured)	2,835,000	3,238,080
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (c)	190,000	192,362
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	50,000	52,362
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,787
5% 7/1/10	1,865,000	1,960,992
5.5% 7/1/13 (MBIA Insured)	40,000	43,488
5.5% 7/1/14 (MBIA Insured)	1,300,000	1,408,693
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,313,234
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (c)	$ 45,000	$ 46,526
5% 8/1/10 (Escrowed to Maturity) (c)	60,000	63,455
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	60,000
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,765
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	90,000	95,008
Series A:
5% 7/1/13	35,000	38,393
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	74,233
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	291,543
Series B, 5% 7/1/11	160,000	171,275
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,283
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,278
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	118,200
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	49,223
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	65,500
5% 8/1/16 (MBIA Insured)	35,000	38,020
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series 2007 A, 5% 7/1/11	1,000,000	1,025,140
2.257% 7/1/13 (b)	1,000,000	907,170
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,788
5.85% 7/1/10 (AMBAC Insured)	25,000	26,662
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	62,628
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,830
Oakland Joint Powers Fing. Auth. Series A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,049,550
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,424,425
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	52,046
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	$ 60,000	$ 64,075
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,366
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	146,726
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	159,407
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	88,605
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,531
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	54,032
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	53,993
5% 11/1/10 (FGIC Insured)	35,000	37,158
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	120,995
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	53,746
Series B, 5% 8/1/14 (FSA Insured)	60,000	66,026
5% 8/1/11 (FSA Insured)	100,000	107,072
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,860
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,716
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	90,881
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (b)	2,115,000	1,985,012
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,274,047
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,373
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (MBIA Insured)	1,000,000	1,092,160
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,372
Riverside County Trans. Commission Sales Tax Rev. 4%, tender 12/1/09 (a)(b)	1,700,000	1,733,218
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 130,000	$ 140,901
5% 12/1/14 (FGIC Insured)	40,000	43,336
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	150,294
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	271,682
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	75,000
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,431
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	200,000	211,650
5% 8/1/12 (MBIA Insured)	950,000	1,012,615
San Diego Unified School District (Election of 1998 Proj.):
Series E, 5.25% 7/1/22 (FSA Insured) (c)	1,695,000	1,854,652
Series F, 5% 7/1/16 (FSA Insured)	75,000	81,663
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (c)	50,000	50,787
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	25,000	26,515
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,859
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	214,432
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,872
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	48,031
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,334
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series A:
4% 2/1/11 (AMBAC Insured)	575,000	584,413
4% 2/1/12 (AMBAC Insured)	925,000	937,858
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	267,646
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,532
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B:
7.25% 8/1/08 (MBIA Insured)	$ 1,000,000	$ 1,007,850
7.25% 8/1/11 (MBIA Insured)	1,425,000	1,608,412
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,544
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,524
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	169,742
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,594
6.75% 7/1/12	30,000	33,927
6.75% 7/1/13	65,000	74,580
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	222,988
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	59,430
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,564
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	49,784
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,104
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (b)	275,000	250,113
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	54,905
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	64,083
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,534
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,770
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	125,923
5% 5/15/12 (AMBAC Insured)	80,000	85,944
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	53,098
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Rev. Series A, 5% 7/1/12	$ 385,000	$ 401,393
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,268,075
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	165,000	170,660
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	32,129
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,847
		161,037,858
Guam - 0.7%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,023,130
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,123
		1,284,253
Puerto Rico - 3.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	231,795
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	349,118
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (b)	265,000	265,034
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	260,153
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,974,900
5.25% 7/1/10 (FGIC Insured)	170,000	175,143
5.75% 7/1/08 (Escrowed to Maturity) (c)	200,000	200,600
6.5% 7/1/12 (FSA Insured)	1,140,000	1,269,253
6.5% 7/1/12 (MBIA Insured)	75,000	82,457
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,032,850
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	398,552
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	511,275
		6,751,130
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	355,415
4% 10/1/10 (FGIC Insured)	580,000	587,047
		942,462
TOTAL MUNICIPAL BONDS (Cost $168,477,285)		170,015,703
Municipal Notes - 6.7%
	Principal Amount	Value
California - 6.7%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2002 B, 1.3% (FSA Insured), VRDN (b)	$ 7,500,000	$ 7,500,000
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series SGC 07 18, 1.6% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
TOTAL MUNICIPAL NOTES (Cost $12,500,000)		12,500,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $180,977,285)		182,515,703
NET OTHER ASSETS - 2.1%		3,964,479
NET ASSETS - 100%		$ 186,480,182
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 182,515,703	$ -	$ 182,515,703	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $180,980,790. Net unrealized appreciation aggregated $1,534,913, of which $2,127,290 related to appreciated investment securities and $592,377 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008